Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of basic and diluted loss per common share

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net (loss) income	$(180,232)	$1,253,059	$59,484	$1,211,638
Less: Income attributable to common stock subject to possible redemption	(256,732)	(1,563,355)	(916,063)	(1,702,546)
Adjusted net loss	$(436,964)	$(310,296)	$(856,579)	$(490,908)

Weighted average shares outstanding, basic and diluted	9,052,399	8,881,762	9,033,344	7,804,138

Basic and diluted net loss per common share	$(0.05)	$(0.03)	$(0.09)	$(0.06)

	Year Ended December 31,	For the Period from September 26, 2018 (Inception) Through December 31,
	2019	2018
Net income (loss)	$2,729,032	$(43,693)
Less: Income attributable to common stock subject to possible redemption	(4,202,325)	—
Adjusted net loss	$(1,473,293)	$(43,693)

Weighted average shares outstanding, basic and diluted	8,348,930	6,525,000

Basic and diluted net loss per common share	$(0.18)	$(0.01)